Statements of Financial Condition - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets
United States Treasury Obligations, at value (cost $460,218,432 and $846,190,082, respectively)	$ 460,172,505	$ 846,158,812
Affiliated Investments, at value (cost $81,329,032 and $3,786,312, respectively)	81,011,698	3,786,312
Receivable for:
Dividends from affiliates	22,709	16,819
Total assets	541,206,912	849,961,943
Other investments:
Variation margin payable- Currency Futures Contracts	2,774,899	3,514,750
Payable for:
Shares redeemed	4,799,246
Due to custodian	539,669	1,000
Management fee	361,047	532,758
Brokerage commissions and fees	4,498	4,196
Total liabilities	8,479,359	4,052,704
Commitments and Contingencies (Note 10)
Equity
Shareholder's equity—General Shares	960	1,057
Shareholders' equity—Shares	532,726,593	845,908,182
Total shareholders' equity	532,727,553	845,909,239
Total liabilities and equity	$ 541,206,912	$ 849,961,943
General Shares outstanding	40	40
Shares outstanding	22,200,000	32,000,000
Net asset value per share	$ 24.00	$ 26.43
Market value per share	$ 24.04	$ 26.45